Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
A summary of property, plant and equipment as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Land and industrial buildings	$3,332	$3,472
Plant, machinery and equipment	8,417	8,659
Assets sold with buy-back commitment	3,100	3,607
Construction in progress	162	101
Other	815	834
Gross property, plant and equipment	15,826	16,673
Accumulated depreciation	(9,925)	(9,842)
Net property, plant and equipment	$5,901	$6,831

A summary of property, plant and equipment recorded under capital leases¹ as of December 31, 2018, and 2017 is as follows:

	2018	2017
	(in millions)
Gross capital leases (²)	$4	$100
Accumulated depreciation	—	(36)
Net capital leases	$4	$64
(1) Included in property, plant and equipment table above
(2) Consists of industrial buildings, plant, machinery and equipment
Depreciation expense on the above property, plant and equipment totaled $965 million, $929 million, and $884 million for the years ended December 31, 2018, 2017, and 2016, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $587 million, $610 million, and $605 million for the years ended December 31, 2018, 2017, and 2016, respectively.
Commercial Vehicles recognized an impairment loss on new and used vehicles of $76 million, $86 million and $56 million on assets sold with a buy-back commitment for the years ended December 31, 2018, 2017, and 2016, respectively. The losses are recognized in “Cost of goods sold.”
The Company had contractual commitments of $123 million and $101 million for the acquisition of property, plant and equipment at December 31, 2018 and 2017, respectively.